Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment as of December 31, 2011 and 2012 consist of the following:

	2011		2012
	(In millions of Korean Won)
Computer and equipment	￦	12,026	￦	10,867
Furniture and fixtures		1,859		2,100
Vehicles		93		89
Capital lease assets		938		1,140
Leasehold improvements		771		771
Software externally-purchased		9,647		11,531

		25,334		26,498
Less: accumulated depreciation		(22,603)		(22,974)

	￦	2,731	￦	3,524